Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes

12	Income taxes

Cayman Islands and BVIs

The Company and its subsidiaries are domiciled in the Cayman Islands and British Virgin Islands. The locality currently enjoys permanent income tax holidays; accordingly, the Company does not accrue for income taxes.

Singapore

Cuprina Pte. Ltd. is incorporated in Singapore and is subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Malaysia

Cuprina Malaysia Sdn. Bhd., the subsidiary, is subject to Malaysian corporate income tax on its taxable income as reported in its statutory financial statements, in accordance with applicable Malaysian tax laws. The standard corporate income tax rate in Malaysia is 24%. However, as Cuprina Malaysia Sdn. Bhd. is directly owned by a foreign company incorporated outside Malaysia, and such foreign ownership exceeds 20% of its paid-up ordinary share capital, the subsidiary does not qualify for the SME preferential tax rates and remains subject to the 24% corporate income tax rate. The subsidiary had no operating profit or tax liabilities for the years ended December 31, 2023, 2024 and 2025.

Hong Kong

The Company’s subsidiary, Cuprina Hong Kong Limited, is considered a Hong Kong tax resident enterprise under Hong Kong tax laws; accordingly, it is subject to enterprise income tax on its taxable income as determined under Hong Kong tax laws and accounting standards at a statutory tax rate of 16.5%.

China, PRC

The Company’s subsidiary, Cuprina (Beijing) Biotechnology Co., Ltd., is considered a China tax resident enterprise under China tax laws; accordingly, it is subject to enterprise income tax on its taxable income as determined under China tax laws and accounting standards at a statutory tax rate of 25%. The subsidiary has no operating profit or tax liabilities for the years ended December 31, 2023, 2024 and 2025.

United States

The Company’s subsidiary, Cuprina United States Inc., is domiciled in the United States; accordingly, it is subject to corporate income tax on its taxable income as determined under United States tax laws at a federal tax rate of 21% and state tax rate range from 1% to 12%. The subsidiary has no operating profit or tax liabilities for the years ended December 31, 2023, 2024 and 2025.

Significant components of the provision for income taxes are as follows:

Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Income tax expense is comprised of the following:
Current	-	-	-	-
Deferred	-	-	-	-
Total income tax expenses	-	-	-	-

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Loss before tax	(1,085,767)	(1,508,604)	(4,610,098)	(3,583,999)

Statutory tax rate	(16.7)%	(16.7)%	(17.0)%	(17.0)%
Reconciling items:
Non-deductible expenses	0.7%	0.5%	0.4%	0.4%
Income not subject to tax	(0.8)%	(1.9)%	(2.7)%	(2.7)%
Deferred tax assets on temporary differences not recognized	16.8%	18.1%	19.3%	19.3%
Effective tax rate	-	-	-	-

Deferred tax

Significant components of deferred tax were as follows:

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Net operating loss carried forward	4,561,053	9,234,500	7,179,118
Deferred tax assets, gross	753,680	1,018,217	791,586
Valuation allowance	(753,680)	(1,018,217)	(791,586)
Deferred tax assets, net of valuation allowance	-	-	-

Deferred tax assets are recognized in the consolidated financial statements only to the extent that it is probable that future taxable profits will be available against which the Company can utilize the benefits. The use of these tax losses is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislations of the respective countries in which the group companies operate.

The deferred tax assets not recognized as of December 31, 2024 and 2025 were S$753,680 and S$1,018,217 (US$791,586) respectively. The deferred tax assets not recognized were primarily related to the Company’s net loss (tax losses) carryforwards, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.